Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100pb	(91)	335
-100pb	74	(331)
The following table illustrates the sensitivity of foreign currency gains and losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2017 was considered constant during 2018; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, whose breakdown is considered constant in 2018 and identical to that existing at the end of 2017. In both cases, Latin American currencies are assumed change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	17	(352)
USD vs EUR	10%	(2)	(66)
European currencies vs EUR	10%	(1)	(303)
Latin American currencies vs USD	10%	20	17
All currencies vs EUR	(10)%	(17)	352
USD	(10)%	2	66
European currencies vs EUR	(10)%	1	303
Latin American currencies vs USD	(10)%	(20)	(17)

Schedule of Financial Results
The breakdown of the financial results recognized in 2017, 2016 and 2015 is as follows:

Millions of euros	2017	2016	2015
Interest income	638	723	1,068
Dividends received	16	19	30
Other financial income	17	38	250
Subtotal	671	780	1,348
Changes in fair value of financial assets at fair value through profit or loss	35	438	(317)
Changes in fair value of financial liabilities at fair value through profit or loss	(97)	(463)	189
Transfer from equity to profit and loss from cash flow hedges (*)	(162)	(238)	(207)
Transfer from equity to profit and loss from available-for-sale assets and others	(33)	(136)	539
Gain/(loss) on fair value hedges	(150)	(26)	62
(Loss)/gain on adjustment to items hedged by fair value hedges	194	(6)	24
Subtotal	(213)	(431)	290
Interest expenses	(1,975)	(2,225)	(3,146)
Ineffective portion of cash flow hedges	(10)	1	—
Accretion of provisions and other liabilities	(453)	(466)	(313)
Other financial expenses	(310)	(365)	(520)
Subtotal	(2,748)	(3,055)	(3,979)
Net finance costs excluding foreign exchange differences and hyperinflationary adjustments	(2,290)	(2,706)	(2,341)
(*)The difference in 2016 between this amount and the impact in the consolidated statement of comprehensive income (184 million euros) is because of recycling the hedges related to the operation of Telefónica United Kingdom, recorded in the exchange differences account in the consolidated income statement.

Schedule of Telefonica's Derivatives, Fair Value, and Expected Maturity
The breakdown of Telefónica’s derivatives at December 31, 2016, their fair value at year-end and the expected maturity schedule are as set forth in the table below:

2016
Millions of euros	Fair value (**)	Notional amount Maturities (*)
Derivatives		2017	2018	2019	Subsequent years	Total
Interest rate hedges	(407)	(535)	(481)	(653)	667	(1,002)
Cash flow hedges	172	(505)	150	(417)	3,597	2,825
Fair value hedges	(579)	(30)	(631)	(236)	(2,930)	(3,827)
Exchange rate hedges	(1,038)	823	1,170	359	2,760	5,112
Cash flow hedges	(1,062)	1,028	1,170	359	2,760	5,317
Fair value hedges	24	(205)	—	—	—	(205)
Interest and exchange rate hedges	(1,842)	(260)	24	1,149	4,273	5,186
Cash flow hedges	(1,707)	(277)	309	1,160	4,215	5,407
Fair value hedges	(135)	17	(285)	(11)	58	(221)
Net investment Hedges	(7)	(2,309)	(33)	(36)	—	(2,378)
Other Derivatives	(107)	1,256	(332)	(437)	(2,702)	(2,215)
Interest rate	9	1,232	(471)	(456)	(2,818)	(2,514)
Exchange rate	(101)	(574)	139	19	116	(299)
Others	(15)	598	—	—	—	598
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
The breakdown of Telefónica’s derivatives at December 31, 2017, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

2017
Millions of euros	Fair value (**)	Notional amount Maturities (*)
Derivatives		2018	2019	2020	Subsequent years	Total
Interest rate hedges	(285)	(1,596)	(901)	1,563	1,701	767
Cash flow hedges	140	(1,015)	(658)	1,399	3,778	3,504
Fair value hedges	(425)	(581)	(243)	164	(2,077)	(2,737)
Exchange rate hedges	339	(220)	547	2,219	4,720	7,266
Cash flow hedges	344	1,700	621	2,219	4,720	9,260
Fair value hedges	(5)	(1,920)	(74)	—	—	(1,994)
Interest and exchange rate hedges	(546)	344	963	952	4,419	6,678
Cash flow hedges	(422)	344	963	800	3,744	5,851
Fair value hedges	(124)	—	—	152	675	827
Net investment Hedges	—	(140)	—	—	—	(140)
Other Derivatives	(13)	(2,431)	1,840	(495)	(2,451)	(3,537)
Interest rate	(109)	(3,035)	1,840	(495)	(3,051)	(4,741)
Exchange rate	26	(209)	—	—	—	(209)
Others	70	813	—	—	600	1,413
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.